CORPORATE INFORMATION AND DEFINED TERMS (Tables)	12 Months Ended
Dec. 31, 2024
Corporate Information And Defined Terms
Schedule of subsidiaries and ownership

Entity	“Defined Term”	Location	Purpose	Percentage Held
Grown Rogue International Inc.	The “Company”	Ontario	Parent Company	NA
Grown Rogue Unlimited, LLC	“GR Unlimited”	Oregon	Holding Company	100%
Grown Rogue Gardens, LLC	“GR Gardens”	Oregon	Operating Entity	100%
GRU Properties, LLC	“GRU Properties”	Oregon	Property Management	100%
GRIP, LLC	“GRIP”	Oregon	Marketing/Branding	100%
Grown Rogue Distribution, LLC	“GR Distribution”	Oregon	Operating Entity	100%
Rogue EBC, LLC	“Rogue EBC”	Illinois	Operating Entity*	70%
Cannequality, LLC	“Cannequality”	Illinois	Licensing Company	70%
Canopy Management, LLC	“Canopy”	Michigan	Holding Company	100%
Golden Harvests LLC	“Golden Harvests”	Michigan	Operating Entity	80%
Grown Rogue Retail Ventures, LLC	“GR Retail”	Delaware	Holding Company	100%
Grown Rogue West New York, LLC	“West NY”	New Jersey	Retail Joint Venture**	44%

*	The Company consolidated 70% of Rogue EBC’s business activity under International Financial Reporting Standards (“IFRS”) 11 – Joint Arrangements. Cannequality is wholly owned by Rogue EBC, in which Cannequality is the legal entity that holds the acquired cannabis license for Rogue EBC’s joint arrangement operations. When regulatory milestones are achieved, the Company plans to dissolve Cannequality.
**	The Company, through its subsidiary GR Retail invested $806,250 in the equity of West NY. West NY is a lender to a retail business in New Jersey.